Note 8 - Employee costs payable	12 Months Ended
Nov. 30, 2011
Compensation Related Costs, General [Text Block]
8.	Employee costs payable

As at November 30, 2011, the Company had $472,619 (November 30, 2010 - $472,619) in unpaid salary payable to Dr. Isa Odidi and Dr. Amina Odidi, principal shareholders, directors and executive officers of the Company and $263,454 (November 30, 2010 - $103,006) for other amounts payable to certain employees.